THE FIXED AND VARIABLE ANNUITY
                                    issued by

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (formerly, First Cova Variable Annuity Account One)

                                       and

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (formerly, First Cova Life Insurance Company)


                       Supplement Dated February 12, 2002

Effective immediately, First MetLife Investors Insurance Company will no longer accept allocations of new purchase payments or transfers of contract value (excluding existing rebalancing and dollar cost averaging programs) into the following funds ("Funds") of the Goldman Sachs ("G S") Variable Insurance Trust ("Trust"):

a)       G S VIT Growth and Income Fund
b)       G S VIT Internet Tollkeeper Fund
c)       G S VIT Global Income Fund
d)       G S VIT International Equity Fund

You should contact your registered representative or our Annuity Service Office,
(800) 343-8496, in connection with these transfers.


CNY-7270 (2/02)